UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 11, 2010


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 75


Form 13F Information Table Value Total: $98,805





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3638    44010 SH       SOLE                    40685              3325
AT&T Corp.                     COM              00206r102      239     8525 SH       SOLE                     7725               800
Altria Group                   COM              02209S103      486    24777 SH       SOLE                    24402               375
American Express               COM              025816109      453    11175 SH       SOLE                    11175
Apollo Group Cl A              COM              037604105      327     5400 SH       SOLE                     5400
Avon Products                  COM              054303102     1512    48000 SH       SOLE                    45625              2375
Bed Bath & Beyond              COM              075896100      315     8150 SH       SOLE                     7550               600
Berkshire Hathaway A           COM              084670108     3968       40 SH       SOLE                       30                10
Berkshire Hathaway B           COM              084670207     6289     1914 SH       SOLE                     1855                59
Burlington Northern            COM              12189t104     3337    33840 SH       SOLE                    31580              2260
Cablevision Systems            COM              12686C109     1812    70191 SH       SOLE                    62225              7966
Cimarex Energy Co.             COM              171798101      212     4000 SH       SOLE                     4000
Cintas Corp.                   COM              172908105      694    26615 SH       SOLE                    25465              1150
Clarcor, Inc.                  COM              179895107      211     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2869    50325 SH       SOLE                    48675              1650
Comcast A SPCL                 COM              20030N200     2098   131025 SH       SOLE                   120400             10625
ConocoPhillips                 COM              20825C104     1087    21292 SH       SOLE                    21192               100
Costco Wholesale               COM              22160K105     1609    27200 SH       SOLE                    26100              1100
DIRECTV Group                  COM              25490a101     2095    62805 SH       SOLE                    57218              5587
Delia's, Inc.                  COM              246911101       93    50000 SH       SOLE                    50000
Diageo PLC ADR                 COM              25243Q205     3039    43783 SH       SOLE                    41558              2225
Disney (Walt) Co.              COM              254687106      962    29842 SH       SOLE                    28867               975
Donegal Group A                COM              257701201      179    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     1868    66000 SH       SOLE                    64350              1650
Dress Barn                     COM              261570105      483    20900 SH       SOLE                    20900
ExxonMobil Corp.               COM              30231G102     1812    26567 SH       SOLE                    19642              6925
Fulton Financial               COM              360271100       96    11046 SH       SOLE                    11046
General Electric               COM              369604103      892    58935 SH       SOLE                    53335              5600
Genuine Parts                  COM              372460105      216     5700 SH       SOLE                     5700
Harley Davidson                COM              412822108     1162    46115 SH       SOLE                    41765              4350
Helmerich & Payne              COM              423452101      215     5400 SH       SOLE                     5400
Home Depot                     COM              437076102      646    22330 SH       SOLE                    22030               300
Int'l Game Tech.               COM              459902102      617    32850 SH       SOLE                    30500              2350
International Speedway         COM              460335201      347    12190 SH       SOLE                    12190
Interpublic Group              COM              460690100      118    16000 SH       SOLE                    16000
J & J Snack Foods              COM              466032109      312     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3793    58893 SH       SOLE                    55168              3725
Kraft Foods                    COM              50075n104     1492    54900 SH       SOLE                    53600              1300
Laboratory Corp.               COM              50540R409      299     4000 SH       SOLE                     4000
Liberty Starz Group            COM              53071m708      205     4449 SH       SOLE                     3941               508
Loews Corp.                    COM              540424108      371    10199 SH       SOLE                    10199
Lowes Companies                COM              548661107      377    16100 SH       SOLE                    15400               700
Marathon Oil                   COM              565849106      287     9200 SH       SOLE                     9200
Martin Marietta Matrls.        COM              573284106     1589    17776 SH       SOLE                    15386              2390
McDonalds Corp.                COM              580135101      423     6775 SH       SOLE                     6775
Met-Pro Corp.                  COM              590876306      157    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     5491   180135 SH       SOLE                   168835             11300
Mohawk Industries              COM              608190104     3266    68615 SH       SOLE                    65715              2900
Nat'l Penn Bancshares          COM              637138108      118    20395 SH       SOLE                    17342              3053
Nestle Reg ADR                 COM              641069406     3843    79137 SH       SOLE                    77812              1325
Penn National                  COM              707569109      360    13250 SH       SOLE                    12750               500
Pfizer, Inc.                   COM              717081103      531    29205 SH       SOLE                    17205             12000
Philip Morris Int'l Inc.       COM              718172109     1301    26999 SH       SOLE                    25824              1175
Procter & Gamble               COM              742718109     1175    19380 SH       SOLE                    17155              2225
Progressive Corp.              COM              743315103     3750   208425 SH       SOLE                   180400             28025
Risk, George Ind.              COM              767720204      106    25000 SH       SOLE                    25000
Sara Lee                       COM              803111103      174    14300 SH       SOLE                    14300
T J X Companies                COM              872540109     4052   110875 SH       SOLE                   102275              8600
Teledyne Technologies          COM              879360105      203     5300 SH       SOLE                     5300
Telephone & Data Sys.          COM              879433100      752    22175 SH       SOLE                    21800               375
Thor Industries                COM              885160101      386    12300 SH       SOLE                    12300
Tiffany & Company              COM              886547108     3468    80660 SH       SOLE                    76960              3700
Time Warner                    COM              887317105      458    15729 SH       SOLE                    15329               400
U.S. Bancorp                   COM              902973304      278    12350 SH       SOLE                    11700               650
United Health Group            COM              91324P102     1077    35333 SH       SOLE                    33833              1500
Unitrin, Inc.                  COM              913275103      245    11125 SH       SOLE                     7325              3800
Wal-Mart Stores                COM              931142103     3394    63498 SH       SOLE                    59448              4050
Walgreen Co.                   COM              931422109     1857    50575 SH       SOLE                    46325              4250
Washington Post Cl B           COM              939640108     2220     5051 SH       SOLE                     4711               340
Wellpoint Inc.                 COM              94973v107      449     7700 SH       SOLE                     7350               350
Wells Fargo                    COM              949746101     2333    86428 SH       SOLE                    86428
Wesco Financial                COM              950817106      254      740 SH       SOLE                      740
Whirlpool Corp.                COM              963320106     1571    19478 SH       SOLE                    18453              1025
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      388    14150 SH       SOLE                    14150
